Summary of Significant Accounting Policies - Schedule of Expected Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
2018	$ 267,816
2019	267,816
2020	267,816
2021	267,816
2022	165,117
Thereafter	116,801
Net Balance	$ 1,353,182	$ 1,620,998